Note 17 - Other Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Other Supplement Information [Table Text Block]
	2019	2018

Franchisor operations
Revenues	$148,607	$132,079
Operating earnings	33,999	37,709
Initial franchise fee revenues	4,956	4,496
Depreciation and amortization	6,959	5,893
Total assets	140,439	128,627

Cash payments made during the period
Income taxes	$31,562	$28,221
Interest	29,772	11,714

Non-cash financing activities
Increases in finance lease obligations	$9,928	$1,919